LEASES (Schedule of future minimum non-cancelable rental commitments) (Details)	Jul. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 1,729,074
2019	1,731,609
2020	1,731,609
2021	1,693,185
2022	1,577,914
After 2022	11,359,157
Total required	$ 19,822,548	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $34,770,374 under operating leases due in the future under non-cancelable leases.